Income Taxes - Significant components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets, net
Tax losses	¥ 42,139	$ 6,613	¥ 10,304
Depreciation	40	6	67
Accrued payroll expenses	754	118	1,572
Long-term investments impairment	1,620	254	2,700
Share of losses on equity method investments	525	82	794
Allowance for doubtful accounts	428	67	437
Less: valuation allowance	(18,554)	(2,911)	(9,667)
Deferred tax assets, net	¥ 26,952	$ 4,229	¥ 6,207